American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 92.45% Bonds & notes of governments & government agencies outside the U.S. 74.02%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2049	$4,200	$4,227
Abu Dhabi (Emirate of) 3.875% 2050[1]	1,100	1,260
Abu Dhabi (Emirate of) 3.875% 2050	800	916
Angola (Republic of) 9.50% 2025	3,080	3,400
Angola (Republic of) 8.25% 2028	2,920	3,034
Angola (Republic of) 8.00% 2029[1]	7,000	7,187
Angola (Republic of) 8.00% 2029	3,900	4,004
Argentine Republic 0.50% 2029	€65	30
Argentine Republic 1.00% 2029	$3,045	1,165
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[2]	48,110	17,763
Argentine Republic 0% 2035	600	4
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[2]	32,691	10,774
Argentine Republic 0.125% 2038 (3.00% on 7/9/2022)[2]	€1,238	516
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[2]	$5,287	1,952
Bahrain (Kingdom of) 6.125% 2022	5,000	5,168
Bahrain (Kingdom of) 6.125% 2023	1,330	1,412
Bahrain (Kingdom of) 6.75% 2029[1]	520	560
Belarus (Republic of) 6.875% 2023	1,100	1,121
Belarus (Republic of) 5.875% 2026	6,800	6,398
Brazil (Federative Republic of) 6.00% 2023[3]	BRL103,015	19,297
Brazil (Federative Republic of) 0% 2024	13,900	2,110
Brazil (Federative Republic of) 6.00% 2024[3]	81,769	15,458
Brazil (Federative Republic of) 10.00% 2025	32,450	5,929
Brazil (Federative Republic of) 6.00% 2030[3]	51,601	10,104
Chile (Republic of) 3.10% 2041	$3,650	3,530
Chile (Republic of) 3.25% 2071	1,180	1,068
China (People’s Republic of), Series INBK, 3.03% 2026	CNY75,000	11,767
China (People’s Republic of), Series 1906, 3.29% 2029	10,900	1,734
China (People’s Republic of), Series INBK, 2.68% 2030	21,450	3,241
China (People’s Republic of), Series 1910, 3.86% 2049	34,400	5,682
China (People’s Republic of), Series INBK, 3.81% 2050	33,300	5,471
China Development Bank Corp., Series 2012, 3.34% 2025	53,240	8,353
China Development Bank Corp., Series 2009, 3.39% 2027	118,080	18,537
China Development Bank Corp., Series 2004, 3.43% 2027	83,840	13,182
China Development Bank Corp., Series 1715, 4.24% 2027	25,300	4,134
China Development Bank Corp., Series 1905, 3.48% 2029	134,100	21,004
Colombia (Republic of) 4.50% 2029	$1,400	1,480
Colombia (Republic of) 7.00% 2031	COP6,964,900	1,769
Colombia (Republic of) 7.375% 2037	$1,000	1,233
Colombia (Republic of) 4.125% 2051	860	741
Colombia (Republic of), Series B, 6.25% 2025	COP19,461,400	5,121
Colombia (Republic of), Series B, 7.50% 2026	760,900	207
Colombia (Republic of), Series B, 5.75% 2027	85,217,700	21,060
Colombia (Republic of), Series B, 7.75% 2030	15,795,000	4,237
Colombia (Republic of), Series B, 7.00% 2031	10,194,700	2,561
Colombia (Republic of), Series B, 7.00% 2032	897,600	223
American Funds Emerging Markets Bond Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of), Series B, 7.25% 2034	COP1,991,800	$497
Colombia (Republic of), Series B, 7.25% 2050	25,760,000	6,022
Costa Rica (Republic of) 4.375% 2025	$2,885	2,938
Costa Rica (Republic of) 6.125% 2031	5,245	5,396
Costa Rica (Republic of) 6.125% 2031[1]	970	998
Costa Rica (Republic of) 7.00% 2044	2,476	2,451
Cote d’Ivoire (Republic of) 5.375% 2024[1]	900	962
Cote d’Ivoire (Republic of) 5.25% 2030	€2,400	2,891
Cote d’Ivoire (Republic of) 5.875% 2031	4,875	5,904
Cote d’Ivoire (Republic of) 4.875% 2032	870	984
Czech Republic 1.00% 2026	CZK100,000	4,349
Czech Republic 1.20% 2031	50,000	2,115
Development Bank of Kazakhstan 10.95% 2026	KZT2,292,000	5,422
Development Bank of Mongolia LLC 7.25% 2023	$700	749
Dominican Republic 6.875% 2026[1]	2,600	3,010
Dominican Republic 6.875% 2026	2,335	2,703
Dominican Republic 5.95% 2027	6,000	6,765
Dominican Republic 5.95% 2027[1]	2,600	2,932
Dominican Republic 4.50% 2030[1]	9,174	9,358
Dominican Republic 5.30% 2041[1]	2,607	2,585
Dominican Republic 7.45% 2044	2,500	2,988
Dominican Republic 6.85% 2045	300	336
Dominican Republic 6.50% 2048	260	278
Dominican Republic 6.40% 2049[1]	897	952
Dominican Republic 6.40% 2049	580	615
Dominican Republic 5.875% 2060[1]	4,750	4,660
Egypt (Arab Republic of) 5.75% 2024[1]	640	666
Egypt (Arab Republic of) 14.369% 2025	EGP58,000	3,707
Egypt (Arab Republic of) 4.75% 2026	€7,000	8,173
Egypt (Arab Republic of) 4.75% 2026	1,900	2,218
Egypt (Arab Republic of) 6.588% 2028[1]	$4,400	4,430
Egypt (Arab Republic of) 14.292% 2028	EGP63,000	4,015
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,626
Egypt (Arab Republic of) 7.625% 2032[1]	$4,400	4,399
Egypt (Arab Republic of) 7.625% 2032	2,200	2,200
Egypt (Arab Republic of) 8.50% 2047[1]	200	194
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	2,407
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,975	3,460
Export-Import Bank of China 2.93% 2025	CNY68,500	10,601
Export-Import Bank of India 3.25% 2030	$4,600	4,678
Gabonese Republic 6.375% 2024	684	730
Gabonese Republic 6.95% 2025	4,200	4,556
Gabonese Republic 6.625% 2031[1]	3,865	3,816
Georgia (Repulbic of) 2.75% 2026[1]	4,070	4,129
Ghana (Republic of) 16.50% 2023	GHS11,085	1,860
Ghana (Republic of) 17.60% 2023	7,400	1,257
Ghana (Republic of) 7.625% 2029	$1,900	1,810
Ghana (Republic of) 7.75% 2029[1]	2,100	2,008
Government of Mongolia 5.125% 2026	700	736
Guatemala (Republic of) 4.375% 2027	3,125	3,348
Guatemala (Republic of) 6.125% 2050[1]	1,060	1,224
Honduras (Republic of) 6.25% 2027	7,385	8,031
Honduras (Republic of) 6.25% 2027[1]	1,550	1,686
Honduras (Republic of) 5.625% 2030[1]	1,530	1,599
Honduras (Republic of) 5.625% 2030	882	922
American Funds Emerging Markets Bond Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungary (Republic of) 2.125% 2031[1]	$2,410	$2,377
India (Republic of) 8.24% 2027	INR251,450	3,747
India (Republic of) 7.17% 2028	248,000	3,533
Indonesia (Republic of), Series 81, 6.50% 2025	IDR84,500,000	6,208
Indonesia (Republic of), Series 59, 7.00% 2027	200,723,000	15,048
Indonesia (Republic of), Series 64, 6.125% 2028	140,174,000	10,004
Indonesia (Republic of), Series 78, 8.25% 2029	73,568,000	5,801
Indonesia (Republic of), Series 71, 9.00% 2029	64,537,000	5,276
Indonesia (Republic of), Series 82, 7.00% 2030	178,000,000	13,065
Indonesia (Republic of), Series 73, 8.75% 2031	68,779,000	5,632
Indonesia (Republic of), Series 74, 7.50% 2032	123,000,000	9,208
Indonesia (Republic of), Series 65, 6.625% 2033	29,926,000	2,101
Iraq (Republic of) 6.752% 2023[1]	$1,605	1,635
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	2,900	3,030
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	3,000	3,215
Kazakhstan (Republic of) 6.50% 2045	1,500	2,173
Kenya (Republic of) 6.875% 2024	3,025	3,320
Kenya (Republic of) 7.25% 2028	3,600	3,965
Kenya (Republic of) 7.25% 2028[1]	1,725	1,900
Kenya (Republic of) 10.90% 2031	KES240,000	2,227
Kenya (Republic of) 6.30% 2034[1]	$6,361	6,294
Kenya (Republic of) 8.25% 2048	800	868
Malaysia (Federation of) 4.127% 2032	MYR5,105	1,273
Malaysia (Federation of), Series 0219, 3.885% 2029	37,170	9,192
Malaysia (Federation of), Series 0413, 3.844% 2033	3,235	776
Malaysia (Federation of), Series 0318, 4.642% 2033	4,760	1,223
Malaysia (Federation of), Series 0419, 3.828% 2034	30,700	7,273
Malaysia (Federation of), Series 0415, 4.254% 2035	15,100	3,743
Malaysia (Federation of), Series 0615, 4.786% 2035	5,925	1,538
Malaysia (Federation of), Series 0418, 4.893% 2038	92,511	24,253
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,472
Malaysia (Federation of), Series 0519, 3.757% 2040	37,389	8,545
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,105
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]	$5,165	4,468
Namibia (Republic of) 5.50% 2021	3,853	3,866
Nigeria (Republic of) 16.39% 2022	NGN125,000	277
Oman (Sultanate of) 4.875% 2025[1]	$9,964	10,378
Oman (Sultanate of) 5.375% 2027	3,000	3,137
Oman (Sultanate of) 4.875% 2030[1]	2,040	2,150
Oman (Sultanate of) 6.25% 2031[1]	6,500	6,967
Pakistan (Islamic Republic of) 5.50% 2021	3,530	3,531
Pakistan (Islamic Republic of) 8.25% 2024	1,400	1,499
Pakistan (Islamic Republic of) 8.25% 2025	3,300	3,588
Pakistan (Islamic Republic of) 6.00% 2026[1]	11,950	11,905
Panama (Republic of) 3.75% 2026[1]	3,685	3,963
Panama (Republic of) 7.125% 2026	1,200	1,470
Panama (Republic of) 3.16% 2030	1,400	1,445
Panama (Republic of) 4.50% 2047	1,350	1,478
Panama (Republic of) 4.50% 2050	1,570	1,715
Panama (Republic of) 4.30% 2053	820	871
Panama (Republic of) 4.50% 2056	673	735
Panama (Republic of) 3.87% 2060	410	402
Panama Bonos Del Tesoro 3.362% 2031	1,421	1,435
Paraguay (Republic of) 5.00% 2026	890	991
Paraguay (Republic of) 4.95% 2031	2,460	2,784
American Funds Emerging Markets Bond Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.60% 2048[1]	$4,207	$4,891
Peru (Republic of) 4.125% 2027	1,065	1,181
Peru (Republic of) 6.35% 2028	PEN7,600	1,901
Peru (Republic of) 6.95% 2031	3,045	766
Peru (Republic of) 6.15% 2032	76,893	18,060
Peru (Republic of) 5.40% 2034	21,589	4,515
Peru (Republic of) 5.40% 2034	21,263	4,446
Peru (Republic of) 5.35% 2040	31,764	6,111
Peru (Republic of) 2.78% 2060	$885	749
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,300	1,409
PETRONAS Capital, Ltd. 3.50% 2030	500	542
Philippines (Republic of) 3.95% 2040	3,500	3,824
Philippines (Republic of) 3.70% 2042	1,000	1,062
Philippines (Republic of) 2.95% 2045	3,100	2,960
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	2,000	2,178
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	1,136	1,237
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	323
Qatar (State of) 3.75% 2030[1]	2,300	2,594
Romania 3.50% 2022	RON33,000	7,794
Romania 4.75% 2025	14,300	3,481
Romania 1.75% 2030	€4,000	4,539
Romania 2.00% 2033	4,930	5,460
Romania 3.50% 2034	1,140	1,452
Romania 3.375% 2038	1,525	1,838
Romania 3.375% 2038	1,300	1,567
Russian Federation 7.00% 2023	RUB551,720	7,566
Russian Federation 7.15% 2025	599,500	8,244
Russian Federation 8.15% 2027	1,126,215	16,162
Russian Federation 2.50% 2028[3]	883,574	11,841
Russian Federation 4.375% 2029[1]	$5,400	6,125
Russian Federation 4.375% 2029	1,200	1,361
Russian Federation 7.65% 2030	RUB346,000	4,903
Russian Federation 6.90% 2031	92,000	1,230
Russian Federation 8.50% 2031	1,253,966	18,836
Russian Federation 7.25% 2034	206,500	2,813
Russian Federation 5.10% 2035	$2,800	3,358
Russian Federation 5.25% 2047	5,600	7,108
Senegal (Republic of) 4.75% 2028	€3,940	4,760
Senegal (Republic of) 4.75% 2028	3,700	4,470
Senegal (Republic of) 5.375% 2037	4,000	4,577
Serbia (Republic of) 3.125% 2027	2,500	3,186
Serbia (Republic of) 3.125% 2027	1,000	1,274
Serbia (Republic of) 2.05% 2036	1,495	1,628
South Africa (Republic of) 8.25% 2032	ZAR42,000	2,496
South Africa (Republic of) 8.50% 2037	14,100	785
South Africa (Republic of), Series R-186, 10.50% 2026	64,300	4,798
South Africa (Republic of), Series R-2030, 8.00% 2030	223,400	13,798
South Africa (Republic of), Series R-2035, 8.875% 2035	70,400	4,154
South Africa (Republic of), Series R-214, 6.50% 2041	111,100	4,824
South Africa (Republic of), Series R-2048, 8.75% 2048	193,300	10,579
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$4,850	4,365
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,000	664
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,100	1,966
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	252
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]	1,350	852
American Funds Emerging Markets Bond Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1]	$2,500	$1,539
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	185
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	250	153
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	604	372
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	5,996	3,676
Srpska (Republic of) 4.75% 2026	€3,590	4,370
Thailand (Kingdom of) 3.85% 2025	THB110,000	3,669
Thailand (Kingdom of) 2.00% 2031	140,000	4,201
Tunisia (Republic of) 6.75% 2023	€13,870	14,042
Tunisia (Republic of) 5.625% 2024	2,035	2,004
Tunisia (Republic of) 5.75% 2025	$465	395
Tunisia (Republic of) 6.375% 2026	€2,300	2,236
Turkey (Republic of) 10.70% 2022	TRY7,600	810
Turkey (Republic of) 3.00% 2023[3]	17,167	1,917
Turkey (Republic of) 8.80% 2023	9,000	872
Turkey (Republic of) 3.20% 2024[3]	8,195	948
Turkey (Republic of) 4.10% 2024[3]	11,826	1,399
Turkey (Republic of) 6.375% 2025	$1,445	1,487
Turkey (Republic of) 7.375% 2025	800	851
Turkey (Republic of) 8.00% 2025	TRY15,450	1,313
Turkey (Republic of) 4.25% 2026	$2,950	2,789
Turkey (Republic of) 4.875% 2026	3,580	3,439
Turkey (Republic of) 5.125% 2026[1]	5,000	4,950
Turkey (Republic of) 4.375% 2027	€2,800	3,224
Turkey (Republic of) 6.125% 2028	$2,240	2,218
Turkey (Republic of) 7.625% 2029	1,400	1,497
Turkey (Republic of) 5.875% 2031	2,100	1,976
Turkey (Republic of) 6.50% 2033	9,400	9,039
Ukraine 14.91% 2022	UAH69,742	2,730
Ukraine 17.00% 2022	50,293	1,967
Ukraine 10.00% 2023	31,600	1,142
Ukraine 11.67% 2023	5,804	217
Ukraine 15.97% 2023	47,600	1,884
Ukraine 8.994% 2024	$5,670	6,251
Ukraine 7.75% 2025	1,200	1,306
Ukraine 15.84% 2025	UAH101,065	4,114
Ukraine 6.75% 2026	€6,636	8,365
Ukraine 6.876% 2029[1]	$1,800	1,829
Ukraine 4.375% 2030	€1,200	1,294
Ukraine 7.375% 2032	$1,000	1,026
Ukraine 7.253% 2033	4,030	4,094
Ukraine 7.253% 2033[1]	2,700	2,743
Ukraine 1.258% 2040[4]	3,700	4,049
United Mexican States 4.75% 2032	1,100	1,240
United Mexican States 4.00% 2040[3]	MXN76,231	4,013
United Mexican States 4.00% 2046[3]	41,581	2,219
United Mexican States 4.50% 2050	$1,900	1,948
United Mexican States 3.75% 2071	1,805	1,564
United Mexican States 5.75% 2110	2,374	2,709
United Mexican States, Series M20, 10.00% 2024	MXN82,700	4,395
United Mexican States, Series M, 5.75% 2026	136,000	6,289
United Mexican States, Series M, 7.50% 2027	142,546	7,022
United Mexican States, Series M20, 8.50% 2029	323,110	16,762
United Mexican States, Series M, 7.75% 2031	231,070	11,486
United Mexican States, Series M, 7.75% 2034	60,000	2,965
American Funds Emerging Markets Bond Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M30, 10.00% 2036	MXN23,500	$1,381
United Mexican States, Series M, 8.00% 2047	68,000	3,324
Uruguay (Oriental Republic of) 4.375% 2028[3]	UYU46	1
Uruguay (Oriental Republic of) 8.25% 2031	70,200	1,668
Uruguay (Oriental Republic of) 3.875% 2040[3]	72,482	1,944
Venezuela (Bolivarian Republic of) 7.00% 2018[5]	$225	23
Venezuela (Bolivarian Republic of) 7.75% 2019[5]	4,983	523
Venezuela (Bolivarian Republic of) 6.00% 2020[5]	3,353	327
Venezuela (Bolivarian Republic of) 12.75% 2022[5]	300	33
Venezuela (Bolivarian Republic of) 9.00% 2023[5]	4,895	534
Venezuela (Bolivarian Republic of) 8.25% 2024[5]	2,276	247
Venezuela (Bolivarian Republic of) 7.65% 2025[5]	450	48
Venezuela (Bolivarian Republic of) 11.75% 2026[5]	225	25
Venezuela (Bolivarian Republic of) 9.25% 2027[5]	3,060	332
Venezuela (Bolivarian Republic of) 9.25% 2028[5]	1,129	123
Venezuela (Bolivarian Republic of) 11.95% 2031[5]	377	41
Venezuela (Bolivarian Republic of) 7.00% 2038[5]	377	41
		1,105,209
Corporate bonds, notes & loans 17.43% Energy 5.67%
AI Candelaria (Spain), SLU 5.75% 2033[1]	2,250	2,240
GeoPark Ltd. 5.50% 2027	500	493
Guara Norte SARL 5.198% 2034[1]	3,249	3,271
MV24 Capital BV 6.748% 2034[1]	2,297	2,430
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[6]	6,410	1,526
Oleoducto Central SA 4.00% 2027[1]	2,850	2,939
Pan American Energy LLC 9.125% 2027[1]	3,300	3,709
Petrobras Global Finance Co. 8.75% 2026	500	631
Petrobras Global Finance Co. 5.60% 2031	3,400	3,695
Petrobras Global Finance Co. 6.75% 2050	200	218
Petróleos Mexicanos 7.65% 2021	MXN40,000	1,929
Petróleos Mexicanos 4.875% 2024	$175	182
Petróleos Mexicanos 7.19% 2024	MXN104,068	4,816
Petróleos Mexicanos 7.19% 2024	92,440	4,278
Petróleos Mexicanos 6.875% 2025[1]	$4,730	5,185
Petróleos Mexicanos 6.875% 2026	3,745	4,078
Petróleos Mexicanos 7.47% 2026	MXN337,360	14,685
Petróleos Mexicanos 6.49% 2027	$460	487
Petróleos Mexicanos 6.84% 2030	480	496
Petróleos Mexicanos 6.75% 2047	4,550	3,975
Petróleos Mexicanos 7.69% 2050	9,450	8,961
Petrorio Luxembourg SARL 6.125% 2026[1]	500	504
PTT Exploration and Production PCL 2.587% 2027[1]	1,500	1,555
Qatar Petroleum 3.125% 2041[1]	5,315	5,323
Qatar Petroleum 3.30% 2051[1]	2,710	2,743
SA Global Sukuk, Ltd. 1.602% 2026[1]	2,350	2,338
SA Global Sukuk, Ltd. 2.694% 2031[1]	1,465	1,480
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[1]	450	446
		84,613
American Funds Emerging Markets Bond Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 3.02%	Principal amount (000)	Value (000)
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	$6,405	$6,279
Bangkok Bank PCL 4.45% 2028[1]	900	1,034
Bangkok Bank PCL 9.025% 2029	500	686
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	5,478	5,594
CCB Life Insurance Co., Ltd. 4.50% 2077 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.68% on 4/21/2022)[2]	490	496
Credicorp, Ltd. 2.75% 2025[1]	2,000	2,046
HDFC Bank, Ltd. 8.10% 2025	INR40,000	567
Housing Development Finance Corp., Ltd. 8.22% 2022	110,000	1,498
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.275% 2022[4]	$296	276
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.253% 2023[4]	3,693	3,402
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	191
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[4]	404	351
Huarong Finance 2017 Co., Ltd. 4.75% 2027	800	756
Huarong Finance 2019 Co., Ltd. 2.50% 2023	600	573
Huarong Finance 2019 Co., Ltd. 3.25% 2024	400	378
Huarong Finance 2019 Co., Ltd. 3.875% 2029	2,227	1,954
Huarong Finance 2019 Co., Ltd. 4.50% 2029	1,757	1,621
Huarong Finance II Co., Ltd. 5.00% 2025	200	195
Huarong Finance II Co., Ltd. 5.50% 2025	500	496
Huarong Finance II Co., Ltd. 4.625% 2026	2,623	2,512
Huarong Finance II Co., Ltd. 4.875% 2026	200	194
ICBCIL Finance Co., Ltd. 3.625% 2027	1,300	1,398
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	4,522	4,557
Power Financial Corp., Ltd. 3.75% 2027	480	505
Power Financial Corp., Ltd. 3.95% 2030	200	205
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	4,330	4,452
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	1,146	1,147
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	615	610
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	1,141
		45,114
Utilities 2.67%
AES Panama Generation Holdings SRL 4.375% 2030[1]	5,455	5,631
Alfa Desarrollo SpA 4.55% 2051[1]	4,545	4,439
Comisión Federal de Electricidad 3.348% 2031[1]	2,993	2,947
Comisión Federal de Electricidad 4.677% 2051[1]	2,508	2,407
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	2,493
Empresas Publicas de Medellin ESP 8.375% 2027	3,744,000	934
Empresas Publicas de Medellin ESP 4.25% 2029[1]	$1,602	1,597
Empresas Publicas de Medellin ESP 4.375% 2031[1]	960	951
Enel Chile SA 4.875% 2028	1,701	1,951
Enersis Américas SA 4.00% 2026	615	672
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	1,510	1,522
ENN Energy Holdings, Ltd. 2.625% 2030[1]	1,560	1,549
Indian Renewable Energy Development Agency, Ltd. 7.125% 2022	INR120,000	1,637
Instituto Costarricense de Electricidad 6.75% 2031[1]	$2,895	2,869
Investment Energy Resources, Ltd. 6.25% 2029[1]	3,925	4,244
Light Servicos de Eletricidade SA 4.375% 2026[1]	4,000	4,000
		39,843
American Funds Emerging Markets Bond Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 1.71%	Principal amount (000)	Value (000)
Alpek, SAB de CV, 3.25% 2031[1]	$2,515	$2,545
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]	969	979
Braskem Idesa SAPI 7.45% 2029[1]	2,600	2,761
Braskem Idesa SAPI 7.45% 2029	400	425
Braskem Netherlands Finance BV 4.50% 2028	1,000	1,064
Braskem SA 4.50% 2030[1]	850	905
CAP SA 3.90% 2031	200	196
CSN Islands XI Corp. 6.75% 2028	500	534
CSN Resources SA 7.625% 2026	1,000	1,061
Fresnillo PLC 4.25% 2050[1]	2,760	2,865
GC Treasury Center Co., Ltd. 2.98% 2031[1]	961	976
Gran Colombia Gold Corp. 6.875% 2026[1]	1,560	1,566
Industrias Peñoles, SAB de CV, 4.75% 2050[1]	655	725
Sasol Financing USA LLC 4.375% 2026	8,800	8,939
		25,541
Industrials 1.64%
Aeropuerto International de Tocume SA 4.00% 2041[1]	700	721
Aeropuerto International de Tocume SA 5.125% 2061[1]	1,655	1,739
Hidrovias International Finance SARL 4.95% 2031[1]	4,347	4,300
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	659	772
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[1]	3,083	3,301
Mexico City Airport Trust 4.25% 2026	1,800	1,923
Mexico City Airport Trust 3.875% 2028	500	516
Mexico City Airport Trust 5.50% 2046	1,609	1,635
Mexico City Airport Trust 5.50% 2047	3,128	3,201
Powerchina Roadbridge Group (British Virgin Islands), Ltd. 3.08% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.256% on 4/1/2026)[2]	2,615	2,629
Rutas 2 and 7 Finance, Ltd. 0% 2036[1]	2,820	2,102
Rutas 2 and 7 Finance, Ltd. 0% 2036	800	596
Simpar S/A 5.20% 2031	200	200
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[1]	900	866
		24,501
Consumer discretionary 0.87%
Meituan Dianping 3.05% 2030[1]	3,650	3,388
Melco International Development, Ltd. 5.375% 2029[1]	2,250	2,291
MercadoLibre, Inc. 3.125% 2031	1,685	1,628
Sands China, Ltd. 3.80% 2026	750	774
Sands China, Ltd. 2.30% 2027[1]	2,300	2,227
Sands China, Ltd. 4.375% 2030	235	246
Wynn Macau, Ltd. 5.50% 2026[1]	2,500	2,428
		12,982
Consumer staples 0.86%
InRetail Consumer 3.25% 2028[1]	2,730	2,740
JBS Investments GMBH II 7.00% 2026	1,200	1,256
MARB BondCo PLC 3.95% 2031[1]	1,500	1,435
Minerva Luxembourg SA 4.375% 2031[1]	400	387
Natura Cosmeticos SA 4.125% 2028[1]	1,520	1,540
NBM US Holdings, Inc. 7.00% 2026[1]	700	746
American Funds Emerging Markets Bond Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)		Principal amount (000)	Value (000)
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		$3,774	$3,821
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		885	915
			12,840
Communication services 0.45%
Axiata SPV5 Labuan, Ltd. 3.064% 2050		1,053	1,009
Globo Comunicação e Participações SA 4.875% 2030[1]		2,500	2,481
PLDT, Inc. 2.50% 2031		400	401
PLDT, Inc. 3.45% 2050		200	203
Tencent Holdings, Ltd. 3.975% 2029		1,700	1,865
Tencent Holdings, Ltd. 3.24% 2050[1]		900	849
			6,808
Real estate 0.28%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]		1,435	1,457
Fibra SOMA 4.375% 2031[1]		2,800	2,722
			4,179
Health care 0.22%
Rede D’Or Finance SARL 4.95% 2028		410	430
Rede D’Or Finance SARL 4.50% 2030		2,890	2,882
			3,312
Information technology 0.04%
SK hynix, Inc. 2.375% 2031[1]		600	583
Total corporate bonds, notes & loans			260,316
U.S. Treasury bonds & notes 1.00% U.S. Treasury inflation-protected securities 1.00%
U.S. Treasury Inflation-Protected Security 0.125% 2031[3,7]		13,631	14,962
Total bonds, notes & other debt instruments (cost: $1,400,838,000)			1,380,487
Short-term securities 6.27% Money market investments 4.91%		Shares
Capital Group Central Cash Fund 0.06%[8,9]		732,670	73,275
Bills & notes of governments & government agencies outside the U.S. 1.36%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 10/26/2021	12.109%	EGP236,500	14,926
Egyptian Treasury 7/26/2022	11.338	53,000	3,055
Egyptian Treasury 8/16/2022	11.163	40,675	2,329
			20,310
Total short-term securities (cost: $93,620,000)			93,585
Total investment securities 98.72% (cost: $1,494,458,000)			1,474,072
Other assets less liabilities 1.28%			19,066
Net assets 100.00%			$1,493,138
American Funds Emerging Markets Bond Fund — Page 9 of 15

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 9/30/2021[11] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	4	December 2021	$800	$880	$—[12]
10 Year Euro-Bund Futures	Short	84	December 2021	€(8,400)	(16,524)	276
10 Year Ultra U.S. Treasury Note Futures	Short	249	December 2021	$(24,900)	(36,167)	671
30 Year Ultra U.S. Treasury Bond Futures	Long	103	December 2021	10,300	19,680	(639)
						$308
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
EUR4,341	PLN20,000	UBS AG	10/4/2021	$—[12]
PLN20,000	EUR4,414	Citibank	10/4/2021	(84)
USD16,747	EUR14,230	UBS AG	10/7/2021	261
USD2,885	PLN11,030	Goldman Sachs	10/7/2021	111
USD4,901	PEN20,000	Morgan Stanley	10/7/2021	64
CZK131,800	EUR5,153	Citibank	10/7/2021	53
BRL660	USD126	UBS AG	10/7/2021	(5)
MXN10,680	USD522	Goldman Sachs	10/7/2021	(5)
USD750	COP2,908,352	UBS AG	10/7/2021	(13)
BRL4,416	USD837	UBS AG	10/7/2021	(27)
CLP649,943	USD829	UBS AG	10/7/2021	(28)
EUR5,166	CZK131,800	Morgan Stanley	10/7/2021	(38)
PLN29,500	USD7,585	Bank of America	10/7/2021	(168)
PLN19,290	USD5,036	BNP Paribas	10/7/2021	(186)
USD363	BRL1,894	Morgan Stanley	10/8/2021	16
KRW4,453,100	USD3,818	BNP Paribas	10/8/2021	(58)
USD5,726	MXN114,710	HSBC Bank	10/12/2021	180
CNH14,300	USD2,212	HSBC Bank	10/13/2021	4
USD45,456	EUR38,443	JPMorgan Chase	10/18/2021	910
USD3,872	EUR3,300	Bank of New York Mellon	10/18/2021	48
USD445	MXN9,004	HSBC Bank	10/18/2021	10
USD240	BRL1,268	Citibank	10/18/2021	8
USD201	EUR170	Barclays Bank PLC	10/18/2021	4
USD1,504	RON6,420	Bank of America	10/18/2021	2
CNH4,200	USD652	Citibank	10/18/2021	(1)
USD1,126	PLN4,500	Morgan Stanley	10/18/2021	(5)
HUF60,000	USD203	BNP Paribas	10/18/2021	(10)
ZAR12,800	USD864	Goldman Sachs	10/18/2021	(16)
MXN9,652	USD483	Morgan Stanley	10/18/2021	(17)
KRW8,579,900	USD7,347	Morgan Stanley	10/18/2021	(104)
RON31,160	USD7,439	UBS AG	10/18/2021	(153)
CZK206,610	USD9,633	JPMorgan Chase	10/18/2021	(195)
ZAR80,200	USD5,543	Citibank	10/18/2021	(231)
PLN33,000	USD8,557	Bank of New York Mellon	10/18/2021	(260)
USD1,424	EUR1,214	Bank of America	10/21/2021	17
KRW2,153,010	USD1,839	Citibank	10/21/2021	(22)
USD338	BRL1,818	BNP Paribas	10/22/2021	5
American Funds Emerging Markets Bond Fund — Page 10 of 15

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD257	MXN5,219	Bank of New York Mellon	10/22/2021	$5
USD662	COP2,544,400	Citibank	10/22/2021	(5)
MXN159,303	USD7,868	Bank of America	10/22/2021	(177)
USD8,283	EUR7,054	Bank of America	10/25/2021	108
USD8,363	EUR7,128	Goldman Sachs	10/25/2021	102
USD1,306	BRL6,982	Citibank	10/25/2021	29
USD2,798	INR206,780	BNP Paribas	10/25/2021	22
USD1,875	EUR1,600	Bank of New York Mellon	10/25/2021	21
CNH33,800	USD5,216	Morgan Stanley	10/25/2021	15
USD455	ZAR6,800	Morgan Stanley	10/25/2021	5
CNH6,670	USD1,030	Citibank	10/25/2021	3
USD2,818	EUR2,430	Goldman Sachs	10/25/2021	2
USD1,876	CZK41,320	UBS AG	10/25/2021	(11)
CZK92,300	USD4,251	BNP Paribas	10/25/2021	(35)
USD7,682	CNH49,970	Citibank	10/25/2021	(52)
HUF1,328,000	USD4,383	Barclays Bank PLC	10/25/2021	(107)
MXN142,410	USD7,084	Goldman Sachs	10/25/2021	(212)
ZAR78,491	USD5,344	Goldman Sachs	10/27/2021	(151)
USD3,782	BRL20,300	JPMorgan Chase	10/28/2021	71
USD258	MXN5,221	Goldman Sachs	10/28/2021	6
USD257	BRL1,379	Morgan Stanley	10/28/2021	4
USD7,617	CNH49,400	UBS AG	10/28/2021	(26)
BRL31,720	USD5,966	Citibank	10/28/2021	(167)
USD203	MXN4,156	HSBC Bank	10/29/2021	3
USD943	MYR4,000	HSBC Bank	11/2/2021	(10)
USD683	IDR10,000,000	HSBC Bank	11/2/2021	(13)
USD229	RUB16,800	Citibank	11/3/2021	—[12]
PLN20,000	EUR4,338	UBS AG	11/4/2021	—[12]
KRW5,000,000	USD4,257	BNP Paribas	11/5/2021	(38)
COP869,633	USD226	Goldman Sachs	11/8/2021	2
COP989,140	USD257	Morgan Stanley	11/8/2021	2
COP1,046,477	USD272	Goldman Sachs	11/8/2021	2
BRL2,719	USD505	Goldman Sachs	11/8/2021	(9)
USD8,053	CNH52,500	Citibank	1/10/2022	(22)
USD1,081	PEN4,480	Citibank	8/26/2022	25
USD839	PEN3,460	Morgan Stanley	8/26/2022	24
				$(517)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2021 (000)
6.63%	28-day MXN-TIIE	6/23/2026	MXN115,400	$(94)	$—	$(94)
6.44%	28-day MXN-TIIE	7/24/2026	20,650	(25)	—	(25)
7.18%	28-day MXN-TIIE	9/9/2031	122,990	(118)	—	(118)
					$—	$(237)
American Funds Emerging Markets Bond Fund — Page 11 of 15

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2021 (000)
CDX.EM.36	1.00%/Quarterly	12/20/2026	$20,000	$800	$695	$105
Investments in affiliates9

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 4.91%
Money market investments 4.91%
Capital Group Central Cash Fund 0.06%[8]	$56,773	$340,906	$324,405	$(3)	$4	$73,275	$39
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $272,999,000, which represented 18.28% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,034,000, which represented .20% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2021.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Emerging Markets Bond Fund — Page 12 of 15

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $44,412,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $260,429,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $7,987,000 and $46,500,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Emerging Markets Bond Fund — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$1,105,209	$—	$1,105,209
Corporate bonds, notes & loans	—	260,316	—	260,316
U.S. Treasury bonds & notes	—	14,962	—	14,962
Short-term securities	73,275	20,310	—	93,585
Total	$73,275	$1,400,797	$—	$1,474,072
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$947	$—	$—	$947
Unrealized appreciation on open forward currency contracts	—	2,144	—	2,144
Unrealized appreciation on credit default swaps	—	105	—	105
Liabilities:
Unrealized depreciation on futures contracts	(639)	—	—	(639)
Unrealized depreciation on open forward currency contracts	—	(2,661)	—	(2,661)
Unrealized depreciation on interest rate swaps	—	(237)	—	(237)
Total	$308	$(649)	$—	$(341)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Emerging Markets Bond Fund — Page 14 of 15

unaudited
Key to abbreviations and symbols
BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
EGP = Egyptian pounds	RON = Romanian leu
EUR/€ = Euros	RUB = Russian rubles
GHS = Ghanaian cedi	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	TRY = Turkish lira
INR = Indian rupees	UAH = Ukrainian hryvnia
KES = Kenyan shilling	USD/$ = U.S. dollars
KRW = South Korean won	UYU = Uruguayan pesos
KZT = Kazakhstani tenge	ZAR = South African rand
LIBOR = London Interbank Offered Rate
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-114-1121O-S85309	American Funds Emerging Markets Bond Fund — Page 15 of 15